Summary of RSU and PSU Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	830,523
Granted	79,346
Shares vested	(308,144)
Forfeited	(11,154)
Outstanding at ending of period	590,571	830,523
Weighted Average Fair Value
Outstanding at beginning of period	$ 60.73
Granted	83.47
Shares vested	46.86
Forfeited	51.35
Outstanding at end of period	$ 70.39	$ 60.73
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 7 months 2 days	1 year 1 month 10 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,025,484
Granted	39,146
Shares vested	(37,235)
Forfeited	(37,522)
Outstanding at ending of period	989,873	1,025,484
Weighted Average Fair Value
Outstanding at beginning of period	$ 58.64
Granted	83.47
Shares vested	61.80
Forfeited	55.53
Outstanding at end of period	$ 59.62	$ 58.64
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 2 months 23 days	1 year 4 months 24 days